Revenue and Expenses - Depreciation and Amortization (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Property, plant and equipment (Note 8)	€ 4,102	€ 4,055	€ 4,133
Intangible assets (Note 6)	2,462	2,583	2,599
Rights of use (Note 9)	2,235	2,159	2,064
Total	€ 8,799	€ 8,797	€ 8,796